21. Provisions for pensions and similar obligations (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Similar Obligations [Abstract]
Experience Plan	R$ 289,237	R$ (209,175)	R$ (79,810)
Changes in Financial Assumptions	182,120	(1,157,662)	(376,949)
Changes in Financial Demographic	(20,621)	0	0
Gain (Loss) Actuarial - Obligation	450,735	(1,366,837)	(456,759)
Return on Investment, Return Unlike Implied Discount Rate	(34,409)	915,626	307,048
Gain (Loss) Actuarial - Asset	(34,409)	915,626	307,048
Changes in Surplus Uncollectible	R$ (240,010)	R$ 71,698	R$ (52,604)